Divestitures - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 22, 2019 USD ($)	Jun. 03, 2019 USD ($) facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of facilities sold | facility							2
Proceeds from sale of business, net of transaction costs			$ 158.1	$ 0.0	$ 0.0
Goodwill			525.8	534.7
Gain (loss) on disposal			(1.8)	0.0	$ 0.0
Forged Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received							$ 37.0
Proceeds from sale of business, net of transaction costs			33.0
Goodwill			(10.4)				$ 10.4
Gain (loss) on disposal		$ (7.7)	(8.1)
Prior year revenue from facilities sold				86.0
Cast Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received						$ 127.0
Proceeds from sale of business, net of transaction costs			125.1
Gain (loss) on disposal	$ 6.2		6.2
Prior year revenue from facilities sold				$ 105.0
Other asset impairment charges			10.2
Property, Plant and Equipment | Cast Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other asset impairment charges			4.5
Right of use assets, operating leases [Member] | Cast Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other asset impairment charges			1.4
Right of use assets, finance leases [Member] | Cast Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other asset impairment charges			1.0
Finite-Lived Intangible Assets [Member] | Cast Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other asset impairment charges			$ 3.3